Schwab Dividend Equity Fund
Schwab<sup>®</sup> Dividend Equity Fund
Investment Objective
The fund seeks current income and capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This table does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees	Schwab Dividend Equity Fund Schwab Dividend Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses  (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Dividend Equity Fund Schwab Dividend Equity Fund
Management fees	0.62%
Distribution (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.88%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. The example does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | USD ($)	90	281	488	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation.

The portfolio managers seek to assemble a portfolio that provides a higher dividend yield than, and maintains volatility similar to that of, the fund’s comparative index, the Russell 1000® Value Index (the Index). The fund’s initial selection universe typically consists of the 1,500 largest U.S. publicly-traded companies in terms of market capitalization. These companies tend to be large- to mid-cap companies.

To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 of the largest (by market cap) U.S. traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.

Generally, when constructing the portfolio, the portfolio managers invest in stocks that pay dividends and that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers will purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings, such as for purposes of diversification, or for managing the fund’s liquidity, turnover, or volatility relative to the Index. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include some lower-rated stocks and stocks that are not rated by Schwab Equity Ratings. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs may rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus. On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to October 7, 2009, is that of the fund’s former Select Shares.
Annual Total Returns  (%) as of 12/31

Best Quarter: 14.06% Q3 2009 Worst Quarter: (14.07%) Q4 2018
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - Schwab Dividend Equity Fund	1 Year	5 Years	10 Years
Schwab Dividend Equity Fund	(12.05%)	3.99%	9.60%
Schwab Dividend Equity Fund | After taxes on distributions	(14.17%)	1.39%	7.88%
Schwab Dividend Equity Fund | After taxes on distributions and sale of shares	(5.50%)	2.87%	7.74%
Comparative Index (reflects no deduction for expenses or taxes) Russell 1000 Value Index	(8.27%)	5.95%	11.18%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.